Net Periodic Pension Cost for Contract-Type Corporate Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Employee Benefits Disclosure [Line Items]
Service cost	¥ 10,435	¥ 9,879	¥ 9,491
Interest cost on projected benefit obligation	3,171	3,789	3,831
Expected return on plan assets	(1,791)	(1,617)	(1,569)
Amortization of prior service cost	(1,635)	(1,898)	(1,907)
Curtailment gain	(5,131)
Amortization of actuarial gains and losses	1,704	1,667	1,644
Amortization of transition obligation	123	123	125
Net periodic pension cost	¥ 6,876	¥ 11,943	¥ 11,615